Investment in joint venture (Tables)	12 Months Ended
Mar. 31, 2018
Investment in joint venture
Summarized financial position and profit or loss of ANN

Summarized statement of financial position of ANN:

	March 31,
	2017	2018
Current assets, including cash and cash equivalents INR 4,614 (March 31, 2017: INR 1,134)	2,406	6,686
Non-current assets	294	314
Current liabilities	(16,650)	(41,973)
Non-current liabilities	(130)	(227)

Equity	(14,080)	(35,200)

Group's carrying amount of the investment	(7,040)	(17,600)

Transferred to other liabilities (refer to Note 38)	7,040	17,600

Net carrying amount of investment	—	—

Summarized statement of profit or loss of ANN:

	March 31,
	2016	2017	2018
Revenue	1,870	5,491	12,181
Administrative expenses, including depreciation INR 173 (March 31, 2017: INR 3,401 and March 31, 2016: INR 6,162)	(25,464)	(24,359)	(33,215)
Finance cost	(11)	(13)	(84)

Loss before tax	(23,605)	(18,881)	(21,118)
Income tax expense	—	—	—

Loss for the year	(23,605)	(18,881)	(21,118)

Group's share of loss for the year	(11,802)	(9,441)	(10,559)